Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	December 31,	June 30,
US$ thousands	2025	2026
Commodity inventories and trading goods	$32,602	$26,619
Allowance for inventory obsolescence	(8,620)	(2,974)
Total Inventory, net	23,982	23,645

Schedule of Inventory Reserve

SCHEDULE OF INVENTORY RESERVE

	Six months ended
Twelve months ended	December 31, 2025	June 30, 2026
Balance at beginning of year	$2,765	$8,620
Additional/(reversal) charge	5,579	(5,843)
Foreign currency translation difference	276	197
Balance at the end of year	$8,620	$2,974